DUE TO RELATED PARTY – CEO (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
CEO advanced amount	$ 40,000			$ 15,000
Due to CEO funds in advanced	4,500
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
CEO advanced amount
Due to related party	233,579		$ 238,079	$ 238,079
Due to CEO funds in advanced	$ 4,500